Segment	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure
Segment Reporting
Effective January 1, 2016, the Company is organized by vessel type into two operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Kamsarmax and Ultramax Operations segments include the following:

•	Kamsarmax - includes vessels ranging from approximately 82,000 DWT to 84,000 DWT

•	Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to the Company’s Kamsarmax or Ultramax segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations and identifiable assets for the years ended December 31, 2018, 2017 and 2016 (in thousands).

December 31, 2018	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$87,305	$155,197		$242,502
Voyage expenses	219	330		549
Vessel operating cost	34,255	71,220		105,475
Charterhire expense	422	3,754		4,176
Vessel depreciation	19,320	37,287		56,607
General and administrative expenses	2,069	4,344	25,972	32,385
Interest income			1,107	1,107
Income (loss) from equity investment			(7,178)	(7,178)
Foreign exchange gain (loss)			(68)	(68)
Financial expense, net			(49,869)	(49,869)
Segment loss	$31,020	$38,262	$(81,980)	$(12,698)

December 31, 2017	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,825	$94,380		$162,205
Voyage expenses	300	129		429
Vessel operating cost	35,336	51,445	(117)	86,664
Charterhire expense	4,417	975		5,392
Vessel depreciation	18,713	29,797		48,510
General and administrative expenses	1,916	3,389	23,776	29,081
Loss / write down on assets held for sale	17,701			17,701
Interest income			1,100	1,100
Foreign exchange gain (loss)			(292)	(292)
Financial expense, net			(34,962)	(34,962)
Segment loss	$(10,558)	$8,645	$(57,813)	$(59,726)

December 31, 2016	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$31,684	$46,718		$78,402
Voyage expenses	(81)	36		(45)
Vessel operating cost	27,083	41,749		68,832
Charterhire expense	12,323	5,033		17,356
Charterhire termination	2,500	7,500		10,000
Vessel depreciation	14,522	22,040		36,562
General and administrative expenses	1,718	2,725	29,552	33,995
Loss / write down on assets held for sale	11,557	(130)	1,006	12,433
Interest income			933	933
Foreign exchange loss			(116)	(116)
Financial expense, net			(24,921)	(24,921)
Segment loss	$(37,938)	$(32,235)	$(54,662)	$(124,835)

Identifiable assets, classified by the segment by which the Company operates, are as follows:

Identifiable assets
	December 31, 2018	December 31, 2017
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	$553,790	$549,444
Ultramax	994,812	1,028,798
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	55,884	59,278
Other	99,340	5,890
Total identifiable assets	$1,703,826	$1,643,410